Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24	SUBSEQUENT EVENTS

On 2 July 2026, the Company issued 200,000 Class A Ordinary Shares to Riviera Springs Holdings as consideration for consultancy services. The transaction was accounted for as an equity-settled share-based payment in accordance with IFRS 2 Share-based Payment.

On August 18, 2026, the Company received a notification from the Nasdaq Listing Qualifications Department stating that the Company was not in compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2), as the closing bid price of the Company’s Class A Ordinary Shares had remained below US$1.00 per share for 30 consecutive business days.

The notification has no immediate effect on the listing or trading of the Company’s Class A Ordinary Shares on the Nasdaq Capital Market. The Company has been granted a compliance period of 180 calendar days, until February 16, 2027, to regain compliance with the minimum bid price requirement.

The Company intends to monitor the closing bid price of its Class A Ordinary Shares and evaluate appropriate measures to regain compliance within the prescribed compliance period. As at the date these interim financial statements were authorized for issuance, the notification had no impact on the amounts recognised in the consolidated financial statements as at June 30, 2026.

Other than the above, the Company has evaluated subsequent events through the date the financial statements were available to be issued and determined that there were no other subsequent events that require disclosure or adjustment to the financial statements.